Document and Entity Information	Nov. 22, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001828914
Document Type	8-K
Document Period End Date	Nov. 22, 2021
Entity Registrant Name	ATHLON ACQUISITION CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-39870
Entity Tax Identification Number	85-3331021
Entity Address, Address Line One	c/o Causeway Media Partners
Entity Address, Address Line Two	44 Brattle St.
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02138
City Area Code	(617)
Local Phone Number	855-6339
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Trading Symbol	SWETU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	SWET
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock Each At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	SWETW
Security Exchange Name	NASDAQ